Segment Information - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Segment Reporting Information [Line Items]
Number of operating segments	2
Percentage accounted for major customer	10.00%
Lenovo Mobile Communication Technology Ltd. ("Lenovo") [Member] | Net sales [Member] | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Percentage of combined net sales including discontinued operations	33.00%	33.00%	9.50%
Lenovo Mobile Communication Technology Ltd. ("Lenovo") [Member] | Accounts and bills receivable [Member] | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Percentage of combined net sales including discontinued operations	33.30%	34.20%	19.40%
Wingtech Group ("Wingtec") [Member] | Net sales [Member] | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Percentage of combined net sales including discontinued operations	12.20%	5.52%	0.01%
Wingtech Group ("Wingtec") [Member] | Accounts and bills receivable [Member] | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Percentage of combined net sales including discontinued operations	13.80%	5.80%
Electrolux S.A. and Subsidiaries ("Electrolux") [Member] | Net sales [Member] | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Percentage of combined net sales including discontinued operations	0.00%	0.00%	42.40%
Electrolux S.A. and Subsidiaries ("Electrolux") [Member] | Accounts and bills receivable [Member] | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Percentage accounts and bills receivable	0.00%	0.00%	0.00%